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                                J.P. MORGAN FUNDS
                         J.P. MORGAN INSTITUTIONAL FUNDS
                            J.P. MORGAN SERIES TRUST
                          J.P. MORGAN MUTUAL FUND GROUP
                          J.P. MORGAN MUTUAL FUND TRUST
                      J.P. MORGAN MUTUAL FUND SELECT GROUP
                      J.P. MORGAN MUTUAL FUND SELECT TRUST
                    J.P. MORGAN MUTUAL FUND INVESTMENT TRUST
                   J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

                          Supplement Date June 18, 2004
      to the Statements of Additional Information dated December 29, 2003,
                             March 1 and May 1, 2004

The Statements of Additional Information of the Funds of the above listed Trusts filed on December 29, 2003, February 27 and April 29, 2004 are hereby amended as follows:

In the "Trustees" section in each Statement of Additional Information, Matthew Healey currently serves as a Trustee of the Board of Trustees. Mr. Healey is paid an additional $40,000 for his services as Valuation Committee Chairman. Mr. Healey no longer serves as President of the Board of Trustees and is thus no longer paid for such services.







                                                                     SUP-SAI-604